Other Current and Other Non-Current Assets (Details) - Schedule of other current and other non-current assets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Current And Other Non Current Assets Abstract
Input VAT and other taxes receivable	$ 293,429	$ 125,981
Prepayments – office and warehouse rental	780,279	807,172
Prepayments - insurance	106,167	110,408
Prepayments - others	91,926	92,234
Uniforms	24,699	19,963
Tools and supplies	155,642	81,343
Deferred costs	219,782	38,880
Cash advances to employees	71,084
Other current assets	1,743,008	1,275,981
Deposits	437,602	296,986
Deferred costs	9,720	48,600
Other non-current assets	$ 447,322	$ 345,586